ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 16,015,766	$ 14,246,843	$ 12,592,030
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	509,827	410,613	388,796
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	15,505,939	13,836,230	12,203,234
Banco de Bogota S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,702,219	1,458,755	1,250,153
Banco de Bogota S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	58,610	56,579	55,239
Banco de Bogota S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,643,609	1,402,176	1,194,914
Banco de Occidente S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	711,775	695,205	658,547
Banco de Occidente S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	24,497	18,701	20,849
Banco de Occidente S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	687,278	676,504	637,698
Banco Popular S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	272,016	257,775	248,964
Banco Popular S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	17,927	22,104	18,044
Banco Popular S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	254,089	235,671	230,920
Banco AV Villas S A
Disclosure of operating segments [line items]
Revenue from contracts with customers	333,564	298,689	275,409
Banco AV Villas S A | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	98,310	85,401	77,497
Banco AV Villas S A | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	235,254	213,288	197,912
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	956,465	1,260,012	1,173,341
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	623	269	312
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	955,842	1,259,743	1,173,029
Corficolombiana S.A
Disclosure of operating segments [line items]
Revenue from contracts with customers	12,117,232	10,406,561	9,098,397
Corficolombiana S.A | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	193,572	139,770	110,080
Corficolombiana S.A | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	11,923,660	10,266,791	8,988,317
All other segments
Disclosure of operating segments [line items]
Revenue from contracts with customers	184,234	186,979	164,584
All other segments | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	175,421	184,036	163,552
All other segments | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	8,813	2,943	1,032
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(261,739)	(317,133)	(277,365)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(59,133)	(96,247)	(56,777)
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ (202,606)	$ (220,886)	$ (220,588)